UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2014

Date of reporting period:	11/30/2013

Item 1. Schedule of Investments

Prudential Jennison Mid-Cap Growth Fund, Inc.

Schedule of Investments

as of November 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.3%
COMMON STOCKS
Airlines — 0.8%
United Continental Holdings, Inc.*	1,986,338	$77,963,767

Biotechnology — 2.6%
BioMarin Pharmaceutical, Inc.*(a)	1,847,636	130,036,622
Incyte Corp Ltd.*(a)	1,049,211	48,893,233
Vertex Pharmaceuticals, Inc.*	1,111,830	77,183,239

		256,113,094

Capital Markets — 1.7%
Eaton Vance Corp.(a)	2,199,793	91,973,345
Waddell & Reed Financial, Inc. (Class A Stock)	1,086,442	69,238,949

		161,212,294

Chemicals — 5.4%
Airgas, Inc.	1,032,290	112,137,663
Albemarle Corp.(a)	1,442,681	99,126,612
Ecolab, Inc.(a)	1,512,029	162,044,148
FMC Corp.	2,063,567	150,351,492

		523,659,915

Commercial Banks — 1.6%
First Republic Bank	3,016,192	154,127,411

Commercial Services & Supplies — 1.5%
Iron Mountain, Inc.(a)	1,442,650	40,567,318
Stericycle, Inc.*(a)	927,612	108,975,858

		149,543,176

Communications Equipment — 1.0%
F5 Networks, Inc.*	1,193,890	98,209,391

Computers & Peripherals — 0.5%
SanDisk Corp.(a)	725,376	49,434,374

Construction & Engineering — 0.7%
Fluor Corp.	916,698	71,328,271

Electrical Equipment — 3.4%
AMETEK, Inc.	3,642,742	179,295,761
Roper Industries, Inc.	1,139,942	147,850,477

		327,146,238

Electronic Equipment & Instruments — 1.6%
Amphenol Corp. (Class A Stock)	1,862,400	158,304,000

Energy Equipment & Services — 1.6%
Cameron International Corp.*	1,603,741	88,831,214
Core Laboratories NV(a)	393,415	71,656,608

		160,487,822

Food & Staples Retailing — 1.6%
Fresh Market, Inc. (The)*(a)	1,163,178	47,352,976
Kroger Co. (The)	723,104	30,189,592
Whole Foods Market, Inc.	1,314,937	74,425,434

		151,968,002

Food Products — 2.5%
Hain Celestial Group, Inc. (The)*(a)	1,745,145	144,306,040
Mead Johnson Nutrition Co.	1,149,531	97,146,865

		241,452,905

Healthcare Providers & Services — 4.9%
Catamaran Corp.*	2,237,512	102,097,673
Henry Schein, Inc.*(a)	1,731,226	197,359,764
Universal Health Services, Inc. (Class B Stock)	2,202,866	181,582,244

		481,039,681

Healthcare Technology — 1.2%
Allscripts Healthcare Solutions, Inc.*	4,446,377	66,428,872
Cerner Corp.*(a)	947,485	54,451,963

		120,880,835

Hotels, Restaurants & Leisure — 3.0%
Extended Stay America, Inc.*	488,982	12,312,567
Norwegian Cruise Line Holding Ltd.*(a)	1,214,066	41,399,651
Starwood Hotels & Resorts Worldwide, Inc.	1,662,718	123,839,237
Tim Hortons, Inc. (Canada)	1,937,397	113,008,367

		290,559,822

Household Products — 1.5%
Church & Dwight Co., Inc.	2,197,395	143,380,024

Insurance — 1.0%
WR Berkley Corp.	2,186,946	95,766,365

Internet & Catalog Retail — 0.4%
TripAdvisor, Inc.*(a)	444,154	39,227,681

Internet Software & Services — 3.4%
Rackspace Hosting, Inc.*(a)	2,663,612	101,776,615
Twitter, Inc.*(a)	419,980	17,458,569
VeriSign, Inc.*(a)	3,723,060	211,693,192

		330,928,376

IT Services — 3.2%
Alliance Data Systems Corp.*(a)	293,719	71,156,365
Gartner, Inc.*	1,155,269	74,688,141
Vantiv, Inc. (Class A Stock)*(a)	5,354,549	162,242,835

		308,087,341

Life Sciences Tools & Services — 2.9%
Agilent Technologies, Inc.	2,207,236	118,241,633
Illumina, Inc.*(a)	1,054,093	103,301,114
Quintiles Transnational Holdings, Inc.*	115,392	4,983,780
Waters Corp.*	559,138	55,651,005

		282,177,532

Machinery — 4.4%
Flowserve Corp.	1,511,629	107,900,078
IDEX Corp.	2,473,745	176,452,231
Pall Corp.	1,354,940	113,408,478
Pentair Ltd.	6,880	486,554
WABCO Holdings, Inc.*	327,308	28,999,489

		427,246,830

Metals & Mining — 1.0%
Reliance Steel & Aluminum Co.	1,352,466	99,446,825

Multiline Retail — 2.0%
Dollar Tree, Inc.*(a)	3,500,331	194,793,420

Oil, Gas & Consumable Fuels — 5.0%
Cobalt International Energy, Inc.*	895,519	19,907,387
Concho Resources, Inc.*	1,188,789	123,550,841
Denbury Resources, Inc.*	7,231,107	120,614,865
Noble Energy, Inc.	2,094,686	147,130,745
SM Energy Co.	226,986	20,006,546
Whiting Petroleum Corp.*	919,885	55,561,054

		486,771,438

Personal Products — 0.6%
Herbalife Ltd. (Cayman Islands)(a)	820,683	57,185,191

Pharmaceuticals — 4.2%
Actavis PLC*	741,459	120,909,719
Perrigo Co.	893,729	139,323,414
Valeant Pharmaceuticals International, Inc.*	1,051,158	115,238,452
Zoetis, Inc.	1,226,171	38,195,227

		413,666,812

Professional Services — 2.0%
IHS, Inc. (Class A Stock)*	1,265,139	144,769,856
Towers Watson & Co. (Class A Stock)	426,211	47,991,359

		192,761,215

Real Estate Investment Trusts — 1.1%
Annaly Capital Management, Inc.(a)	4,129,201	41,952,682
Starwood Property Trust, Inc.	2,511,025	69,982,267

		111,934,949

Road & Rail — 0.4%
Old Dominion Freight Line, Inc.*	817,365	42,118,818

Semiconductors & Semiconductor Equipment — 1.9%
Analog Devices, Inc.	947,509	45,688,884
Xilinx, Inc.	3,153,758	140,121,468

		185,810,352

Software — 8.5%
Activision Blizzard, Inc.	6,858,628	118,036,988
Adobe Systems, Inc.*	3,372,479	191,489,358
Check Point Software Technologies Ltd. (Israel)*(a)	1,716,941	106,209,970
Electronic Arts, Inc.*(a)	4,163,910	92,355,524
Intuit, Inc.(a)	1,639,102	121,670,541
Red Hat, Inc.*	2,407,767	112,803,884
ServiceNow, Inc.*(a)	1,025,375	54,457,666
Ultimate Software Group, Inc. (The)*	213,263	33,416,179

		830,440,110

Specialty Retail — 10.7%
Bed Bath & Beyond, Inc.*(a)	1,162,022	90,672,577
Dick’s Sporting Goods, Inc.	1,442,294	81,518,457
GNC Holdings, Inc. (Class A Stock)	1,740,612	104,750,030
L Brands, Inc.	2,290,391	148,852,511
O’Reilly Automotive, Inc.*(a)	958,246	119,742,420
PetSmart, Inc.	1,011,169	74,937,735
Ross Stores, Inc.	2,605,070	199,183,652
Tractor Supply Co.	844,234	61,806,371
Ulta Salon Cosmetics & Fragrance, Inc.*(a)	824,941	104,718,011
Urban Outfitters, Inc.*	1,330,305	51,908,501

		1,038,090,265

Textiles, Apparel & Luxury Goods — 2.5%
Michael Kors Holdings Ltd.*	708,135	57,748,409
PVH Corp.	1,363,176	182,556,530

		240,304,939

Trading Companies & Distributors — 0.9%
WESCO International, Inc.*(a)	1,038,001	89,247,326

Wireless Telecommunication Services — 4.1%
Crown Castle International Corp.*	2,206,028	163,753,457
NII Holdings, Inc.*	5,599,499	14,222,726
SBA Communications Corp. (Class A Stock)*(a)	2,629,581	223,961,413

		401,937,596

TOTAL LONG-TERM INVESTMENTS (cost $6,740,328,399)		9,484,754,403

SHORT-TERM INVESTMENT— 16.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,634,102,683; includes $1,374,004,081 of cash collateral received for securities on loan)(b)(c)	1,634,102,683	1,634,102,683

TOTAL INVESTMENTS — 114.1% (cost $8,374,431,082)(d)		11,118,857,086
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.1)%		(1,376,145,180)

NET ASSETS — 100.0%		$9,742,711,906

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,349,948,016; cash collateral of $1,374,004,081 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on November 30, 2013. Collateral was subsequently received on December 1, 2013 and the Fund remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$8,421,879,868

Appreciation	2,856,112,985
Depreciation	(159,135,767)

Net Unrealized Appreciation	$2,696,977,218

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$9,484,754,403	$—	$—
Affiliated Money Market Mutual Fund	1,634,102,683	—	—

Total	$11,118,857,086	$—	$—

Notes to the Schedules of Investments (Unaudited)

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board of Directors. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Trust is available in the most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Mid-Cap Growth Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 17, 2014

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 17, 2014

*	Print the name and title of each signing officer under his or her signature.